Allowance for Credit Losses - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	$ 8,026	$ 6,299
'Container leaseback financing receivable, allowance for credit losses	9,482	6,299
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	$ 469
Container Leaseback Financing Receivable | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	83.00%
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	$ 987
Finance Leases | Accounts Receivable | Credit Concentration Risk
Financing Receivable Allowance For Credit Losses [Line Items]
Concentration risk percentage	73.00%
Billed
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	$ 8,026	6,299
Billed | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	0	0
Billed | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Accounts receivable, allowance for credit losses	839	$ 675
Unbilled | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
'Container leaseback financing receivable, allowance for credit losses	469
Unbilled | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, allowance for credit loss	$ 987